Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Deposit– related parties		$ 897,436	$ 600,000
Accounts payable – related party			1,627,269
Amount due to a director		33,094	(8,586)
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Deposit– related parties	[1]	897,436	600,000
Amount due to a director	[2]	33,094	(8,586)
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable – related party	[3]		1,563,136
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable – related party			$ 64,133

[1]	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement. Imputed interest was calculated by interest rate of 3.375% over the lease term of 24 months which extended to June 30, 2026.
[2]	Amount due from (to) a director is non-trade in nature, unsecured, non-interest bearing and due on demand.
[3]	Prepayment – related parties and accounts payable – related party are trade in nature, unsecured and non-interest bearing.